Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 6.8	$ 5.4	$ 6.1
Additions charged to costs and expenses	0.2	2.3	0.5
Deductions	(1.2)	(0.9)	(1.2)
Balance at end of period	5.8	6.8	5.4
Customer prepayments included in accrued other current liabilities	5.6	7.1
Inventories [Abstract]
Gas in underground storage	61.8	2.2
Gas Imbalances [Abstract]
Gas imbalance receivables	18.8	18.8
Gas imbalance payables	9.7	7.7
Classes And Depreciation [Abstract]
Composite depreciation rate, minimum (in hundredths)	1.60%
Composite depreciation rate, maximum (in hundredths)	12.50%
Allowance for Funds Used During Construction/Capitalized Interest [Abstract]
Allowance for funds used during construction on debt and other capitalized interest	14.5	12.5	32.9
Allowance for funds used during construction on equity	0.2	0.7	22.7
Goodwill [Abstract]
Goodwill	1,436.2	1,233.6	1,149.2
Noncontrolling Interest [Line Items]
Number Of Operating Partnerships	5
Ownership percentage of noncontrolling interest (in hundredths)	1.0101%
Comprehensive Income [Abstract]
Net unrealized gains/(losses) on cash flow hedge derivatives, beginning of period	(307.7)	(418.9)
Change for period	266.8	111.2
Net unrealized gains/(losses) on cash flow hedge derivatives, end of period	(40.9)	(307.7)	(418.9)
Foreign currency translation adjustments, beginning of period	131.9	32.4
Change for period	(44.4)	100.6	252.2
Foreign currency translation adjustments, end of period	87.9	131.9	32.4
Pension and other postretirement liability adjs., beginning of period	43.7	(10.6)	(8.3)
Change for period	(33.5)	(2.3)	(2.5)
Pension and other postretirement liability adjs., end of period	43.7	(10.6)	(8.3)
Total accumulated other comprehensive income/(loss), beginning of period	(186.4)	(394.8)
Change for period	191.5	210.6	(108.2)
Total accumulated other comprehensive income/(loss), end of period	$ 3.3	$ (186.4)	$ (394.8)
Globalplex Partners [Member]
Noncontrolling Interest [Line Items]
Ownership percentage of noncontrolling interest (in hundredths)	50.00%
Ownership percentage of parent (in hundredths)	50.00%
International Marine Terminals Partnership [Member]
Noncontrolling Interest [Line Items]
Ownership percentage of noncontrolling interest (in hundredths)	33.00%
Ownership percentage of parent (in hundredths)	67.00%
Pecos Carbon Dioxide Company [Member]
Noncontrolling Interest [Line Items]
Ownership percentage of noncontrolling interest (in hundredths)	31.00%
Ownership percentage of parent (in hundredths)	69.00%
Guilford County Terminal Company, LLC [Member]
Noncontrolling Interest [Line Items]
Ownership percentage of noncontrolling interest (in hundredths)	35.00%
Ownership percentage of parent (in hundredths)	65.00%